ASPIRIANT RISK-MANAGED REAL ASSET FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

MARKETABLE SECURITIES (44.69%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (31.11%)
Global X MLP & Energy Infrastructure ETF	Exchange-traded fund	77,979	$2,689,158	$2,754,218
Global X MLP ETF	Exchange-traded fund	48,445	1,924,378	1,694,606
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	2,998,485	4,946,377
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,054	7,069,737
iShares Silver Trust[a]	Exchange-traded fund	41,834	1,048,405	899,849
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	248,828	13,915,387	13,424,271
Vanguard Real Estate ETF	Exchange-traded fund	210,963	17,606,907	24,473,818
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	21,871	1,064,463	1,124,169
Total Exchange-Traded Funds			48,500,237	56,387,045

MUTUAL FUNDS (13.58%)
Fidelity International Real Estate Fund	Mutual Fund	450,612	6,532,724	6,452,759
GMO Resources Fund IV	Mutual Fund	37,939	1,069,512	1,044,465
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	6,003,897
Principal Real Estate Securities Fund R-6	Mutual Fund	318,082	8,150,000	11,091,511
TOTAL MUTUAL FUNDS			21,652,236	24,592,632
TOTAL MARKETABLE SECURITIES			70,152,473	80,979,677

PORTFOLIO FUNDS [b] (55.01%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (12.85%)
Green Courte Real Estate Partners III, LLC[a,c]	Private Real Estate		$3,410,026	$5,418,742	12/6/2011
Prime Property Fund, LLC	Private Real Estate	815	14,825,986	17,869,940	9/28/2017
TOTAL MEMBERSHIP INTERESTS			18,236,012	23,288,682

NON-TRADED REAL ESTATE INVESTMENT TRUST (1.73%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	219,503	2,732,026	3,138,852	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			2,732,026	3,138,852

PARTNERSHIP INTERESTS (35.47%)
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	28,437	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		-	722,527	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a,c]	Private Real Estate		-	1,030,043	3/15/2012
Carmel Partners Investment Fund V, L.P.[a,c]	Private Real Estate		1,756,692	5,451,649	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	5,604,358	8,052,772	10,232,177	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	3,464,443	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		1,679,081	1,466,960	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		3,000,000	3,155,511	6/1/2021
Energy Impact Fund II, L.P.[a,c]	Infrastructure		2,101,756	2,082,422	10/28/2021
Europe Fund III, L.P.[a,c]	Private Real Estate		1,620,523	5,733	5/14/2007
GEM Realty Fund IV, L.P.[a,c]	Private Real Estate		436,459	16,346	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,747	13,634,778	8/3/2009
GI Data Infrastructure Fund L.P.[a,c]	Infrastructure		3,230,456	3,420,636	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		-	397,877	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	6,115	7,448,368	8,618,206	7/5/2018
HighBrook Income Property Fund, L.P.[a,c]	Private Real Estate		750,228	737,844	11/2/2012
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		501,751	310,921	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	271,643	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a,c]	Private Real Estate		781,118	71,481	1/4/2007
Paladin Realty Latin America Investors III, L.P.[a,c]	Private Real Estate		1,866,188	(126,794)	9/30/2009
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		1,417,349	7,137,490	5/24/2013
Prime Finance Partners IV, L.P.[a,c]	Structured Credit		-	262,276	12/29/2014
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		1,625,682	1,518,558	4/6/2020
Square Mile Partners III, L.P.[a,c]	Structured Credit		394,030	8,318	7/29/2008
Sustainable Asset Fund III, LPa, c	Infrastructure		360,114	360,114	12/13/2021
TOTAL PARTNERSHIP INTERESTS			46,853,243	64,279,596

SHARES OF BENEFICIAL INTEREST (4.96%)
AG Mortgage Value Partners, Ltd.[a]	Structured Credit	7,942	7,941,506	8,501,333	1/1/2020
AG REDI, Ltd.[a]	Structured Credit	562	1,229,986	484,595	1/1/2020
TOTAL SHARES OF BENEFICIAL INTEREST			9,171,492	8,985,928
TOTAL PORTFOLIO FUNDS			76,992,773	99,693,058

TOTAL INVESTMENTS (99.70%)			$147,145,246	$180,672,735
Other assets less liabilities (0.30%)				551,956

TOTAL NET ASSETS (100.00%)				$181,224,691

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	Fair value was determined using significant unobservable inputs.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.